SCHEDULE OF REVENUES FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	Feb. 28, 2025	Feb. 29, 2024
Revenue from Contract with Customer [Abstract]
Device rental activities	$ 1,627,286	$ 980,536	$ 5,050,255	$ 1,626,207
Direct sales of goods and services	227,551	202,264	1,080,631	601,352
Revenue	$ 1,854,837	$ 1,182,800	$ 6,130,886	$ 2,227,559